Loans (Impaired Loans With Associated Allowance Amount) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 6,816		$ 9,546
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	6,564		7,342
Impaired Financing Receivable, Unpaid Principal Balance, Total	13,380		16,888
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,099		9,110
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,058		5,678
Impaired Financing Receivable, Recorded Investment, Total	12,157		14,788
Impaired Financing Receivable, Related Allowance	1,161		1,138
Impaired financing receivable unpaid principle balance, guaranteed by Small Business Administration	1,600		540
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,719	[1]	1,123	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,521	[1]	2,282	[2]
Impaired Financing Receivable, Unpaid Principal Balance, Total	3,240	[1]	3,405	[2]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,093	[1]	835	[2]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,127	[1]	1,905	[2]
Impaired Financing Receivable, Recorded Investment, Total	2,220	[1]	2,740	[2]
Impaired Financing Receivable, Related Allowance	502	[1]	831	[2]
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,202		2,251
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,676		1,277
Impaired Financing Receivable, Unpaid Principal Balance, Total	3,878		3,528
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,202		2,251
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,676		677
Impaired Financing Receivable, Recorded Investment, Total	3,878		2,928
Impaired Financing Receivable, Related Allowance	510		29
Commercial Other Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	878		56
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	364		24
Impaired Financing Receivable, Unpaid Principal Balance, Total	1,242		80
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	877		55
Impaired Financing Receivable, with Related Allowance, Recorded Investment	252		12
Impaired Financing Receivable, Recorded Investment, Total	1,129		67
Impaired Financing Receivable, Related Allowance	41		12
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,017		6,116
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,003		3,557
Impaired Financing Receivable, Unpaid Principal Balance, Total	5,020		9,673
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,927		5,969
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,003		2,907
Impaired Financing Receivable, Recorded Investment, Total	4,930		8,876
Impaired Financing Receivable, Related Allowance	108		230
Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance			202
Impaired Financing Receivable, Unpaid Principal Balance, Total			202
Impaired Financing Receivable, with Related Allowance, Recorded Investment			177
Impaired Financing Receivable, Recorded Investment, Total			177
Impaired Financing Receivable, Related Allowance			36
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,895		6,172
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,367		3,783
Impaired Financing Receivable, Unpaid Principal Balance, Total	6,262		9,955
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,804		6,024
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,255		3,096
Impaired Financing Receivable, Recorded Investment, Total	6,059		9,120
Impaired Financing Receivable, Related Allowance	$ 149		$ 278

[1]	Balances are reduced by amount guaranteed by the SBA of $1.6 million at December 31, 2014.
[2]	Balances are reduced by amount guaranteed by the SBA of $540 thousand at December 31, 2013.